Taxes (Details) - Schedule of Unrecognized Tax Benefit - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Unrecognized Tax Benefit [Abstract]
Balance at July 1	$ 3,095,554	$ 1,333,608	$ 194,939
Increase	934,563	2,132,154	1,139,596
Decrease	(1,386,797)	(267,622)	(47,149)
Foreign currency translation adjustment	(201,235)	(102,586)	46,222
Balance at June 30	$ 2,442,085	$ 3,095,554	$ 1,333,608